Financial Instrument - Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	₨ 2,580	$ 34	₨ 701
Current derivative financial liabilities	5,308	70	2,786
Nonurrent derivative financial liabilities	57	1	764
Derivative financial assets	2,580	34	701
Derivative financial liabilities	5,365	71	3,551
Cash flow hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	2,320	31	27
Current derivative financial liabilities	2,064	27	550
Cash flow hedges [member] | Interest Rate Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	10	0
Current derivative financial liabilities			50
Nonurrent derivative financial liabilities			51
Fair value hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	112	1	406
Current derivative financial liabilities	650	9	91
Fair value hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	37	0	139
Current derivative financial liabilities	1,240	16	1,163
Nonurrent derivative financial liabilities	57	1	713
Non-qualifying hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	18	1	5
Current derivative financial liabilities	102	1	22
Non-qualifying hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	83	1	124
Current derivative financial liabilities	₨ 1,252	$ 17	₨ 911